PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED JANUARY 26, 2011

The following information supplements the information found in the Prospectus for the Global X Funds.

Effective March 17, 2011, the “Global X S&P/TSX Venture Canada ETF” name is changing to “Global X S&P/TSX Venture 30 Canada ETF.”  Accordingly, effective March 17, 2011 references in the prospectus to “Global X S&P/TSX Venture Canada ETF” are hereby changed to “Global X S&P/TSX Venture 30 Canada ETF.”  The Fund’s investment objective and principal investment strategies will remain the same after the Fund’s name change is effective.

Effective March 17, 2011, the following fund will be available for purchase:

Global X S&P/TSX Venture 30 Canada ETF (TSXV)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Global X Funds

SUPPLEMENT DATED MARCH 16, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 26, 2011

The following information supplements the information found in the Statement of Additional Information for the Global X Funds.

Effective March 17, 2011, the “Global X S&P/TSX Venture Canada ETF” name is changing to “Global X S&P/TSX Venture 30 Canada ETF.”  Accordingly, effective March 17, 2011 references in the Statement of Additional Information to “Global X S&P/TSX Venture Canada ETF” are hereby changed to “Global X S&P/TSX Venture 30 Canada ETF.”  The Fund’s investment objective and principal investment strategies will remain the same after the Fund’s name change is effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE